Disclosure of other gains, net (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Statements Line Items
Change in fair value of financial assets at fair value through profit and loss	$ (7,837)	$ 1,665
Net gain on dilution of investments in associates	1,545	30,560
Gain (loss) on acquisition of investments	1,934	(2,099)
Net gain on disposal of investments	6,956	703
Other gains, net	$ 2,598	$ 30,829